Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 — INCOME TAXES

The Company accounts for income taxes under ASC 740, which provides for an asset and liability approach of accounting for income taxes.

The income tax provision for the three months ended March 31, 2023 and 2022 was as follows:

	March 31,
	2023	2022
Current:
U.S. federal	$24,000	$—
State and local	—	—
	24,000	—
Deferred:
U.S. federal	(115,000)	(264,000)
State and local	—	(86,000)
	(115,000)	(350,000)
Change in valuation allowance	115,000	350,000
Provision for income taxes	$24,000	$—

A reconciliation of the federal income tax rates to the Company’s effective tax rates for the three months ended March 31, 2023 and 2022 consist of the following:

	March 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	—%
Change in warrant liabilities	(0.4)%	(1.1)%
Change in valuation allowance	(26.0)%	(19.9)%
Effective rate	(5.4)%	—%

Significant components of the Company’s deferred tax assets as of March 31, 2023 and December 31, 2022 are summarized below.

	March 31, 2023	December 31, 2022
Deferred tax assets:
Startup costs	$1,001,000	$886,000
Total deferred tax asset	1,001,000	886,000
Valuation allowance	(1,001,000)	(886,000)
	$—	$—

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined a full valuation allowance is required since the Company has no history of generating taxable income. Therefore, a valuation allowance of $1,001,000 and $886,000 was recorded as of March 31, 2023 and December 31, 2022 respectively.

The Company’s ability to utilize net operating loss carryforwards will depend on its ability to generate adequate future taxable income. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. As of March 31, 2023 and December 31, 2022, the Company had no federal or state net operating loss carryforwards available to offset future taxable income.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

NOTE 9 — INCOME TAXES

The Company accounts for income taxes under ASC 740, which provides for an asset and liability approach of accounting for income taxes.

The income tax provision for the year ended December 31, 2022 and for the period from March 18, 2021 (inception) to December 31, 2021 was as follows:

	December 31,
	2022	2021
Current:
U.S. federal	$119,000	$—
State and local	—	—
	119,000	—
Deferred:
U.S. federal	(648,000)	(238,000)
State and local	78,000	(78,000)
	(570,000)	(316,000)
Change in valuation allowance	570,000	316,000
Provision for income taxes	$119,000	$—

A reconciliation of the federal income tax rates to the Company’s effective tax rates for the year ended December 31, 2022 and for the period from March 18, 2021 (inception) to December 31, 2021 consist of the following:

	2022	2021
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	—%
Change in warrant liabilities	1.4%	—%
Tax return to provision adjustment	(3.6)%	—%
Change in valuation allowance	(23.8)%	(21.0)%
Effective rate	(5.0)%	—%

Significant components of the Company’s deferred tax assets as of December 31, 2022 and 2021 are summarized below.

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operation loss carryforwards	$—	$21,000
Startup costs	886,000	295,000
Total deferred tax asset	886,000	316,000
Valuation allowance	(886,000)	(316,000)
	$—	$—

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined a full valuation allowance is required the Company has no history of generating taxable income. Therefore, a valuation allowance of $886,000 and $316,000 was recorded as of December 31, 2022 and 2021 respectively.

The Company’s ability to utilize net operating loss carryforwards will depend on its ability to generate adequate future taxable income. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. As of December 31, 2022 and 2021, the Company had federal net operating loss carryforwards available to offset future taxable income in the amounts of $0 and $76,000, respectively, with no state net operating loss carryforwards available to offset future taxable income as of December 31, 2022 and 2021. The federal net operating loss carryforwards generated do not expire.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.